BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	Aug. 03, 2022
Reserve Quantities [Line Items]
Consolidation of common shares	Effective August 3, 2022, in connection with the closing of the RTO, the Company completed a consolidation of its common shares on a 5:1 basis, whereby one (1) post-consolidation common share was exchange for every five (5) pre-consolidation common shares (the “Consolidation”)
North American Nickel [Member]
Reserve Quantities [Line Items]
Percentage of voting equity interests acquired	100.00%